Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2011
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

9.     Investments in unconsolidated affiliated companies

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Results of Operations:
Sales	$966	$812	$569
Cost of sales	797	627	434
Gross profit	$169	$185	$135

Profit (loss)	$(46)	$(36)	$(39)

Financial Position of unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2011[1]	2010	2009
Financial Position:
Assets:
Current assets	$345	$414	$223
Property, plant and equipment—net	200	196	219
Other assets	9	39	5
	554	649	447
Liabilities:
Current liabilities	220	274	250
Long-term debt due after one year	72	72	41
Other liabilities	17	40	17
	309	386	308
Equity	$245	$263	$139

[1] The decrease is due to the sale of our ownership in NC2 Global LLC (NC2), which occurred on September 29, 2011.

Caterpillar’s investments in unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2011	2010	2009
Investments in equity method companies	$111	$135	$70
Plus: Investments in cost method companies	22	29	35
Total investments in unconsolidated affiliated companies	$133	$164	$105

At December 31, 2011, consolidated Profit employed in the business in Statement 2 included no net undistributed profits of the unconsolidated affiliated companies.